Note 15 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short-term benefits	$ 2,176,345	$ 1,742,021	$ 1,672,327
Director fees	116,398	45,540	46,920
Short-term benefits and director fees	2,292,743	1,787,561	1,719,247
Stock-based compensation	1,083,160	83,270	126,889
Key management personnel compensation	$ 3,375,903	$ 1,870,831	$ 1,846,136